Income tax expenses - Reconciliations (Details) ¥ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 CNY (¥) ¥ / shares	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥) ¥ / shares	Mar. 31, 2024 CNY (¥) ¥ / shares
Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company
Income before income tax and share of results of equity method investees	¥ 129,387	$ 18,757	¥ 155,455	¥ 101,596
Income tax computed at statutory EIT rate (25%)	32,347		38,864	25,399
Effect of different tax rates available to different jurisdictions	(13,520)		(1,089)	(1,095)
Effect of tax holiday and preferential tax benefit on assessable profits of subsidiaries incorporated in the PRC			(20,258)	(14,135)
Effect of cross-boarder tax laws	24
Changes in valuation allowance	20,873
Non-deductible expenses and non-taxable income, net			10,673	11,006
Additional deductions of certain research and development expenses incurred by subsidiaries in the PRC			(9,320)	(9,415)
Withholding tax on the earnings distributed and anticipated to be remitted			5,938	6,127
Change in valuation allowance and others			10,637	4,642
Other adjustments	7,037
Income tax expenses	¥ 30,045	$ 4,356	¥ 35,445	¥ 22,529
Statutory EIT rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Foreign tax effects (as a percent)	(10.00%)	(10.00%)
Effect of cross-boarder tax laws, (as a percent)	0.00%	0.00%
Changes in valuation allowance (as a percent)	16.00%	16.00%
Other adjustments (as per percent)	5.00%	5.00%
Income tax expenses (as a percent)	23.00%	23.00%
Other foreign jurisdictions
Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company
Effect of different tax rates available to different jurisdictions	¥ (300)
Foreign tax effects (as a percent)	0.00%	0.00%
CHINA
Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company
Effect of tax holiday and preferential tax benefit on assessable profits of subsidiaries incorporated in the PRC	¥ (11,950)
Non-deductible expenses and non-taxable income, net	(16,716)
Additional deductions of certain research and development expenses incurred by subsidiaries in the PRC	(10,821)
Impairment of goodwill	2,379
Others	¥ 3,676
Statutory EIT rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Non-deductible expenses and non-taxable income (as a percent)	(13.00%)	(13.00%)
Other (as a percent)	3.00%	3.00%
Additional deductions of certain research and development expenses incurred by subsidiaries in the PRC (as a percent)	(9.00%)	(9.00%)
Effect of tax holiday and preferential tax benefit on assessable profits of subsidiaries incorporated in the PRC (as a percent)	(9.00%)	(9.00%)
Impairment of goodwill (as a percent)	2.00%	2.00%
Effect of tax holidays inside the PRC on basic earnings per share/ADS (RMB) | ¥ / shares	¥ 0.64		¥ 1.08	¥ 0.7
CHINA | American Depositary Shares ("ADSs")
Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company
Effect of tax holidays inside the PRC on basic earnings per share/ADS (RMB) | ¥ / shares	¥ 5.15		¥ 8.62	¥ 5.6
Hong Kong
Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company
Effect of different tax rates available to different jurisdictions	¥ (15,838)
Non-deductible expenses and non-taxable income, net	(14,645)
Other adjustments	¥ (1,193)
Statutory EIT rate (as a percent)	16.50%	16.50%	16.50%	16.50%
Foreign tax effects (as a percent)	(12.00%)	(12.00%)
Non-deductible expenses and non-taxable income (as a percent)	(11.00%)	(11.00%)
Other adjustments (as per percent)	(1.00%)	(1.00%)
Singapore
Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company
Effect of different tax rates available to different jurisdictions	¥ 2,618
Non-deductible expenses and non-taxable income, net	2,594
Other adjustments	¥ 24
Foreign tax effects (as a percent)	2.00%	2.00%
Non-deductible expenses and non-taxable income (as a percent)	2.00%	2.00%
Other adjustments (as per percent)	0.00%	0.00%